CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 10,196	$ 1,563	¥ 11,212	¥ 10,063
Operating costs and expenses:
Hotel operating costs	9,729	1,491	7,190	6,476
Other operating costs	52	8	57	15
Selling and marketing expenses	597	91	426	348
General and administrative expenses	1,259	193	1,061	851
Pre-opening expenses	288	44	502	255
Total operating costs and expenses	11,925	1,827	9,236	7,945
Goodwill impairment loss	437	67	0	0
Other operating income, net	480	74	132	226
Income (loss) from operations	(1,686)	(257)	2,108	2,344
Interest income	119	18	160	148
Interest expense	533	82	315	244
Other (expenses) income, net	(89)	(14)	331	203
Unrealized (losses) gains from fair value changes of equity securities	(265)	(42)	316	(914)
Foreign exchange (loss) gain	175	27	(35)	(144)
Income (loss) before income taxes	(2,279)	(350)	2,565	1,393
Income tax expense (benefit)	(215)	(33)	640	569
(Loss) income from equity method investments	(140)	(21)	(164)	(97)
Net income (loss)	(2,204)	(338)	1,761	727
Less: net income (loss) attributable to noncontrolling interest	(12)	(2)	(8)	11
Net income (loss) attributable to Huazhu Group Limited	(2,192)	(336)	1,769	716
Other comprehensive income (loss)
Loss arising from defined benefit plan, net of tax of nil, nil, and RMB13 for 2018, 2019 and 2020, respectively	(27)	(4)
Foreign currency translation adjustments, net of tax of nil for 2018, 2019 and 2020, respectively	203	31	(7)	(169)
Comprehensive income (loss)	(2,028)	(311)	1,754	558
Less: comprehensive (loss) income attributable to the noncontrolling interest	(12)	(2)	(8)	11
Comprehensive income (loss) attributable to Huazhu Group Limited	¥ (2,016)	$ (309)	¥ 1,762	¥ 547
Earnings (losses) per share:
Basic | (per share)	¥ (7.49)	$ (1.15)	¥ 6.22	¥ 2.54
Diluted | (per share)	¥ (7.49)	$ (1.15)	¥ 5.94	¥ 2.49
Weighted average number of shares used in computation:
Basic (in shares)	292,739,841	292,739,841	284,305,138	281,717,485
Diluted (in shares)	292,739,841	292,739,841	304,309,890	303,605,809
Leased and owned hotels
Revenues:
Total revenues	¥ 6,908	$ 1,059	¥ 7,718	¥ 7,470
Manachised and franchised hotels agreements
Revenues:
Total revenues	3,136	481	3,342	2,527
Others
Revenues:
Total revenues	¥ 152	$ 23	¥ 152	¥ 66